Investment Risks	Oct. 14, 2026
Longview Advantage US Equity ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Longview Advantage US Equity ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Longview Advantage US Equity ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging Shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Longview Advantage US Equity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures contracts. The Fund’s holdings of derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Longview Advantage US Equity ETF | Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Longview Advantage US Equity ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

Longview Advantage US Equity ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

Longview Advantage US Equity ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Longview Advantage US Equity ETF | Shares May Trade at Prices Other Than NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Longview Advantage US Equity ETF | Futures Contracts and Related Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts and Related Risks. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

○	futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

○	the imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

○	possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

○	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

○	potentially unlimited losses caused by unanticipated market movements;

○	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

○	the possibility that the counterparty will default in the performance of its obligations; and

○	if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund. There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Longview Advantage US Equity ETF | Index Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Futures Risk. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, for example, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). However, if the market value of the portfolio were to increase, the Fund would lose money on the futures contracts. Stock index futures contracts are subject to the same risks as other futures contracts.

Longview Advantage US Equity ETF | Inflation and Deflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Longview Advantage US Equity ETF | In-Kind Contribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions fails to qualify for tax-deferred treatment or are made by a corporation who does not elect the special deemed-sale status for the contribution, then the Fund can face negative tax consequences and become liable for additional taxes than it otherwise would have.

Longview Advantage US Equity ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s Shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Longview Advantage US Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

Longview Advantage US Equity ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Longview Advantage US Equity ETF | Profitability Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Longview Advantage US Equity ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Longview Advantage US Equity ETF | Small-Cap and Mid-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Small-Cap and Mid-Cap Companies Risk. Securities of companies with small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Longview Advantage US Equity ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund may accept securities in transactions intended to qualify for nonrecognition treatment under Section 351 of the Internal Revenue Code. The U.S. Department of the Treasury and Internal Revenue Service have indicated that they are reviewing certain transactions involving Section 351 and exchange traded funds. Future legislation, regulations, administrative guidance or other actions could affect the tax treatment of these transactions. There can be no assurance that the intended tax treatment of a particular transaction will be respected or that future developments will not adversely affect the availability or tax consequences of similar transactions.

Longview Advantage US Equity ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs (collectively, “Underlying Funds”), its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Longview Advantage US Equity ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Longview Advantage US Equity ETF | Value Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investment Risk. Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Longview Advantage US Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Longview Advantage Expected Return ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Longview Advantage Expected Return ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Longview Advantage Expected Return ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging Shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Longview Advantage Expected Return ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures contracts. The Fund’s holdings of derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Longview Advantage Expected Return ETF | Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Longview Advantage Expected Return ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

Longview Advantage Expected Return ETF | Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

Longview Advantage Expected Return ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Longview Advantage Expected Return ETF | Shares May Trade at Prices Other Than NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Longview Advantage Expected Return ETF | Futures Contracts and Related Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts and Related Risks. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

○	futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

○	the imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

○	possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

○	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

○	potentially unlimited losses caused by unanticipated market movements;

○	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

○	the possibility that the counterparty will default in the performance of its obligations; and

○	if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund. There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Longview Advantage Expected Return ETF | Index Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Futures Risk. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, for example, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). However, if the market value of the portfolio were to increase, the Fund would lose money on the futures contracts. Stock index futures contracts are subject to the same risks as other futures contracts.

Longview Advantage Expected Return ETF | Inflation and Deflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Longview Advantage Expected Return ETF | In-Kind Contribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	In-Kind Contribution Risk. At its launch, the Fund may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions fails to qualify for tax-deferred treatment or are made by a corporation who does not elect the special deemed-sale status for the contribution, then the Fund can face negative tax consequences and become liable for additional taxes than it otherwise would have.

Longview Advantage Expected Return ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s Shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Longview Advantage Expected Return ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

Longview Advantage Expected Return ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Longview Advantage Expected Return ETF | Profitability Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Longview Advantage Expected Return ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Longview Advantage Expected Return ETF | Small-Cap and Mid-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap and Mid-Cap Companies Risk. Securities of companies with small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Longview Advantage Expected Return ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. The Fund may accept securities in transactions intended to qualify for nonrecognition treatment under Section 351 of the Internal Revenue Code. The U.S. Department of the Treasury and Internal Revenue Service have indicated that they are reviewing certain transactions involving Section 351 and exchange traded funds. Future legislation, regulations, administrative guidance or other actions could affect the tax treatment of these transactions. There can be no assurance that the intended tax treatment of a particular transaction will be respected or that future developments will not adversely affect the availability or tax consequences of similar transactions.

Longview Advantage Expected Return ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs (collectively, “Underlying Funds”), its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Longview Advantage Expected Return ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Longview Advantage Expected Return ETF | Value Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investment Risk. Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Longview Advantage Expected Return ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.